Summary Of Significant Accounting Policies	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Summary Of Significant Accounting Policies [Abstract]
Summary Of Significant Accounting Policies

1. Summary of Significant Accounting Policies
Nature of operations and basis of presentation

References in these notes to the unaudited condensed financial statements to “Organovo Holdings, Inc.,” “Organovo Holdings,” “we,” “us,” “our,” “the Company” and “our Company” refer to Organovo Holdings, Inc. and its consolidated subsidiary Organovo, Inc.

The Company has developed and is commercializing a platform technology for the generation of three-dimensional (3D) human tissues that can be employed in drug discovery and development, biological research, and as therapeutic implants for the treatment of damaged or degenerating tissues and organs.

As of March 31, 2012, the Company has devoted substantially all of its efforts to product development, raising capital, and building infrastructure. The Company has not realized significant revenues from its planned principal operations. Accordingly, the Company is considered to be in the development stage.

The accompanying interim condensed financial statements have been prepared by the Company, without audit, in accordance with the instructions to Form 10-Q and, therefore, do not necessarily include all information and footnotes necessary for a fair statement of its financial position, results of operations and cash flows in accordance with generally accepted accounting principles (“GAAP”). The balance sheet at December 31, 2011 is derived from the audited balance sheet at that date.

In the opinion of management, the unaudited financial information for the interim periods presented reflects all adjustments, which are only normal and recurring, necessary for a fair statement of financial position, results of operations and cash flows. These financial statements should be read in conjunction with the financial statements included in the Company’s Form 8-K/A for the fiscal year ended December 31, 2011 filed with the Securities and Exchange Commission (the “SEC”) on May 11, 2012. Operating results for interim periods are not necessarily indicative of operating results for the Company’s 2012 fiscal year.

Merger transaction

On February 8, 2012, Organovo, Inc., a privately held Delaware corporation, merged with and into Organovo Acquisition Corp., a wholly-owned subsidiary of the Company, a publicly traded Delaware corporation, with the Organovo, Inc. surviving the merger as a wholly-owned subsidiary of the Company (the “Merger”). As a result of the Merger, the Company acquired the business of the Organovo, Inc., and will continue the existing business operations of Organovo, Inc.

Simultaneously with the Merger, on February 8, 2012 (the “closing date”), all of the issued and outstanding shares of Organovo, Inc.’s common stock converted, on a 1 for 1 basis, into shares of the Company’s Common stock, par value $0.001 per share. Also on the closing date, all of the issued and outstanding options to purchase shares of Organovo, Inc.’s common stock and other outstanding warrants to purchase Organovo, Inc.’s common stock, and all of the issued and outstanding bridge warrants to purchase shares of Organovo, Inc.’s common stock, converted, respectively, on a 1 for 1 basis, into options, warrants and new bridge warrants to purchase shares of the Company’s common stock.

Immediately following the consummation of the Merger: (i) the former security holders of Organovo, Inc. common stock had an approximate 75% voting interest in the Company and the Company stockholders retained an approximate 25% voting interest, (ii) former executive management team of Organovo, Inc. remained as the only continuing executive management team for the Company, and (iii) the Company’s ongoing operations consist solely of the ongoing operations of Organovo, Inc. Based primarily on these factors, the Merger was accounted for as a reverse merger and a recapitalization in accordance with GAAP. As a result, these financial statements reflect the historical results of Organovo, Inc. prior to the Merger, and the combined results of the Company following the Merger. The par value of Organovo, Inc. common stock immediately prior to the Merger was $0.0001 per share. The par value subsequent to the Merger is $0.001 per share, and therefore the historical results of Organovo, Inc. prior to the Merger have been retroactively adjusted to affect the change in par value.

In connection with three separate closings of a private placement transaction completed in connection with the Merger (the “Private Placement”), the Company received gross proceeds of approximately $5,000,000, $1,800,000 and $6,900,000 on February 8, 2012, February 29, 2012 and March 16, 2012, respectively. The Company previously received $1,500,000 from the purchase of 6% convertible notes which were automatically converted into 1,500,000 shares of common stock, plus 25,387 shares for accrued interest of $25,387 on the principal, at February 8, 2012. See Note 3.

The cash transaction costs related to the Merger were approximately $2,129,500.

Before the Merger, Organovo Holdings’ board of directors and stockholders adopted the 2012 Equity Incentive Plan (the “2012 Plan”). The 2012 Plan provides for the issuance of 6,553,986 shares of the Company’s Common stock to executive officers, directors, advisory board members and employees. In addition, Organovo Holdings assumed and adopted Organovo, Inc.’s 2008 Equity Incentive Plan.

Liquidity

As of March 31, 2012, the Company had an accumulated deficit of approximately $43,772,000. The Company also had negative cash flow from operations of approximately $3,556,000 during the three months ended March 31, 2012.

On February 8, 2012, the Company received gross proceeds of approximately $5,000,000 in a private placement offering in conjunction with the Merger. On February 29, 2012 and March 16, 2012, the Company completed two additional closings of its Private Placement and received total gross proceeds of approximately $8,722,000.

The Company expects to cover its anticipated operating expenses over the next twelve months through cash on hand including the funds raised during the first quarter of 2012 through the Private Placement of its securities and funds received through collaborative agreements, and other commercial arrangements.

The Company’s ability to continue its operations is dependent upon its ability to raise additional capital through equity or debt financing, and to generate capital through collaborative research agreements and other commercial arrangements. There can be no assurance that any additional financing will be available on acceptable terms or available at all. Any equity financing may result in dilution to existing stockholders and any debt financing may include restrictive covenants.

The accompanying financial statements do not include any adjustments to reflect the possible future effects on the recoverability and classification of assets or the amounts and classification of liabilities that may result from the outcome of these uncertainties.

Use of estimates	The preparation of the financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect certain reported amounts and disclosures. Accordingly, actual results could differ from those estimates. Significant estimates used in preparing the financial statements include those assumed in computing the valuation of warrants and conversion features, revenue recognized under the proportional performance model, the valuation of stock-based compensation expense, and the valuation allowance on deferred tax assets.

Cash and cash equivalents	The Company considers all highly liquid investments with original maturities of 90 days or less to be cash equivalents.

Restricted cash	As of March 31, 2012, the Company had $38,290 of restricted cash deposited with a financial institution, held in certificates of deposit to support a letter of credit agreement related to the facility lease entered into during 2012.

Inventory

Inventories are stated at the lower of the cost or market (first-in, first out). Inventory at March 31, 2012 consisted of approximately $279,000 in finished goods and approximately $58,000 in raw materials. Inventory at December 31, 2011 consisted of approximately $235,000 in finished goods and approximately $56,900 in raw materials.

The Company provides inventory allowances based on excess or obsolete inventories determined based on anticipated use in the final product. There was no obsolete inventory reserve as of March 31, 2012 or December 31, 2011.

Deferred financing costs	As of December 31, 2011, deferred financing costs consisted of approximately $140,000 associated with the Merger transaction and approximately $179,000 associated with convertible notes as part of the private placement offering that was initiated in the fourth quarter of 2011. The deferred financing costs related to the private placement offering were amortized over the life of the convertible notes and fully amortized to expense upon conversion of the convertible notes on February 8, 2012. The deferred financing costs associated with the Merger transaction in excess of the proceeds received were expensed at the effective Merger date. As of March 31, 2012, there were no deferred financing costs.

Fixed assets and depreciation	Property and equipment are carried at cost. Expenditures that extend the life of the asset are capitalized and depreciated. Depreciation and amortization are provided using the straight-line method over the estimated useful lives of the related assets or, in the case of leasehold improvements, over the lesser of the useful life of the related asset or the lease term. The estimated useful life of the fixed assets range between three and ten years.

Impairment of long-lived assets	In accordance with authoritative guidance the Company reviews its long-lived assets, including property and equipment and other assets, for impairment whenever events or changes in circumstances indicate that the carrying amounts of the assets may not be fully recoverable. To determine recoverability of its long-lived assets, the Company evaluates whether future undiscounted net cash flows will be less than the carrying amount of the assets and adjusts the carrying amount of its assets to fair value. Management has determined that no impairment of long-lived assets occurred in the period from inception through March 31, 2012.

Fair value measurement	Financial assets and liabilities are measured at fair value, which is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Valuation techniques used to measure fair value must maximize the use of observable inputs and minimize the use of unobservable inputs. The following is a fair value hierarchy based on three levels of inputs, of which the first two are considered observable and the last unobservable, that may be used to measure fair value:

☐       Level 1 — Quoted prices in active markets for identical assets or liabilities.

☐       Level 2 — Inputs other than Level 1 that are observable, either directly or indirectly, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

☐       Level 3 — Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

As of March 31, 2012 and December 31, 2011, cash and cash equivalents were comprised of cash in checking accounts.

The Company used Level 3 inputs for its valuation methodology for the warrant derivative liabilities. The estimated fair values were determined using a Monte Carlo option pricing model based on various assumptions (see Note 2). The Company’s derivative liabilities are adjusted to reflect estimated fair value at each period end, with any decrease or increase in the estimated fair value being recorded in other income or expense accordingly, as adjustments to fair value of derivative liabilities.

At March 31, 2012, the estimated fair values of the liabilities measured on a recurring basis are as follows:

Fair Value Measurements at March 31, 2012

	Balance at March, 31, 2012	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Warrant liability	$47,514,710	—	—	$47,514,710

The following table presents the activity for liabilities measured at estimated fair value using unobservable inputs for the three months ended March 31, 2012:

Fair Value Measurements Using Significant Unobservable Inputs (Level 3)

Warrant Derivative Liability
Beginning balance at December 31, 2011	$1,266,869
Issuances	32,742,022
Adjustments to estimated fair value	13,505,819

Ending balance at March 31, 2012	$47,514,710

Revenue recognition

Research and Development Revenue Under Collaborative Agreements.

In December 2010, the Company entered into a 12 month research contract agreement with a third party, whereby the Company was engaged to perform research and development services on a fixed-fee basis for approximately $600,000. Based on the proportional performance criteria, the Company recognized approximately $0 and $74,000 in revenue related to the contract during three months ended March 31, 2012 and 2011, respectively. Total revenue recognized on the contract from inception through March 31, 2012 was approximately $450,000.

In October 2011, the Company entered into a research contract agreement with a third party, whereby the Company will perform research and development services on a fixed-fee basis for $1,365,000. The agreement included an initial payment to the Company of approximately $239,000, with remaining payments expected to occur over a 21-month period. During the period ended March 31, 2012, the Company recorded approximately $120,000 in revenue related to the research contract in recognition of the proportional performance achieved by the Company during the first quarter of 2012. Total revenue recognized on the contract from inception through March 31, 2012 was approximately $359,000.

NIH and U.S. Treasury Grant Revenues

During 2010, the U.S. Treasury awarded the Company two one-time grants totaling approximately $397,300 for investments in qualifying therapeutic discovery projects under section 48D of the Internal Revenue Code. The grants cover reimbursement for qualifying expenses incurred by the Company in 2010 and 2009. The proceeds from these grants are classified in “Revenues – Grants” for the period from inception through March 31, 2012.

During 2010 and 2009, the NHLBI, a division of the NIH, awarded the Company two research grants totaling approximately $268,000. Revenues from the NIH grants are based upon internal and subcontractor costs incurred that are specifically covered by the grant, and where applicable, an additional facilities and administrative rate that provides funding for overhead expenses. These revenues are recognized when expenses have been incurred by subcontractors and as the Company incurs internal expenses that are related to the grant. Revenue recognized under these grants for the three months ended March 31, 2012 and 2011 was approximately $0 and $27,000, respectively. Total revenue recorded under these grants from inception through March 31, 2012 was approximately $268,000.

Billings to customers or payments received from customers are included in deferred revenue on the balance sheet until all revenue recognition criteria are met. As of March 31, 2012 and December 31, 2011, the Company had approximately $268,900 and $152,500 in deferred revenue related to its collaborative research programs.

Net loss per share	Net loss per share is presented as both basic and diluted net loss per share. Basic net loss per share excludes any dilutive effects of options, shares subject to repurchase and warrants. Diluted net loss per share includes the impact of potentially dilutive securities. No dilutive effect was calculated for the three months ended March 31, 2012 and 2011 as the Company reported a net loss for each respective period and the effect would have been anti-dilutive. The Company had outstanding common share equivalents of 25,817,738 and 2,243,350 at March 31, 2012 and 2011, respectively.

1. Summary of Significant Accounting Policies	A summary of the Company’s significant accounting policies consistently applied in the preparation of the accompanying financial statements follows.

Nature of operations

Organovo, Inc. (“the Company”) was founded in Delaware in April 2007 and is a Delaware Corporation. Activities since the Company’s inception through 2011 were devoted primarily to developing a platform technology for the generation of three-dimensional (3D) human tissues that can be employed in drug discovery and development, biological research, and as therapeutic implants for the treatment of damaged or degenerating tissues and organs.

As of December 31, 2011, the Company has devoted substantially all of its efforts to product development, raising capital, and building infrastructure. The Company has not realized significant revenues from its planned principal operations. Accordingly, the Company is considered to be in the development stage.

On February 8, 2012, the Company merged with and into Organovo Acquisition Corp., a wholly-owned subsidiary of Organovo Holdings, Inc., a publicly traded Delaware corporation (“Organovo Holdings”), with the Company surviving the merger as a wholly-owned subsidiary of Organovo Holdings (the “Merger”). As a result of the Merger, Organovo Holdings acquired the business of the Company, and will continue the existing business operations of the Company.

Liquidity

As of December 31, 2011, the Company had an accumulated deficit of approximately $6,691,600. The Company also had negative cash flow from operations of $1,914,400 during the year ended December 31, 2011.

The Company expects to cover it’s anticipated 2012 operating expenses through cash on hand including the funds raised during the first quarter of 2012 through the Private Placement of its Securities and funds received through collaborative agreements, and other commercial arrangements.

On February 8, 2012, the Company received gross proceeds of approximately $6,500,000, including $1,500,000 previously received from the sale of convertible notes payable, in a private placement offering in conjunction with the Merger. The convertible notes automatically converted into equity at the time of the Merger. On February 29, 2012 and March 16, 2012, the Company completed two additional closings of its Private Placement Offering and received total gross proceeds of approximately $8,722,100. See Note 12.

While the likelihood of a liquidity crisis is considered remote, should one occur, there are no guarantees that the Company would be able to obtain sufficient cash from outside sources on a timely basis. Management does not believe the situation represents a significant risk to the Company as of the date of these financial statements.

The Company’s ability to continue its operations is dependent upon its ability to raise additional capital through equity or debt financing, and to generate capital through collaborative research agreements and other commercial arrangements. There can be no assurance that any additional financing will be available on acceptable terms or available at all. Any equity financing may result in dilution to existing stockholders and any debt financing may include restrictive covenants.

The accompanying financial statements do not include any adjustments to reflect the possible future effects on the recoverability and classification of assets or the amounts and classification of liabilities that may result from the outcome of these uncertainties.

Use of estimates	The preparation of the financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect certain reported amounts and disclosures. Accordingly, actual results could differ from those estimates. Significant estimates used in preparing the financial statements include those assumed in computing the valuation of warrants and conversion features, revenue recognized under the proportional performance model, the valuation of stock-based compensation expense, and the valuation allowance on deferred tax assets.

Cash and cash equivalents	The Company considers all highly liquid investments with original maturities of 90 days or less to be cash equivalents.

Financial instruments	For certain of the Company’s financial instruments, including cash and cash equivalents, grants receivable, inventory, prepaid expenses and other assets, accounts payable, accrued expenses, deferred revenue, notes payable to related parties and convertible notes payable, the carrying amounts are generally considered to be representative of their respective fair values because of the short-term nature of those instruments.

Derivative financial instruments

The Company does not use derivative instruments to hedge exposures to cash flow, market or foreign currency risks.

The Company reviews the terms of convertible debt and equity instruments it issues to determine whether there are embedded derivative instruments, including an embedded conversion option that is required to be bifurcated and accounted for separately as a derivative financial instrument. In circumstances where the convertible instrument contains more than one embedded derivative instrument, including the conversion option, that is required to be bifurcated, the bifurcated derivative instruments are accounted for as a single, compound derivative instrument. Also, in connection with the sale of convertible debt and equity instruments, the Company may issue freestanding warrants that may, depending on their terms, be accounted for as derivative instrument liabilities, rather than as equity.

Derivative instruments are initially recorded at fair value and are then revalued at each reporting date with changes in the fair value reported as non-operating income or expense. When the convertible debt or equity instruments contain embedded derivative instruments that are to be bifurcated and accounted for as liabilities, the total proceeds allocated to the convertible host instruments are first allocated to the fair value of all the bifurcated derivative instruments. The remaining proceeds, if any, are then allocated to the convertible instruments themselves, usually resulting in those instruments being recorded at a discount from their face value.

The discount from the face value of the convertible debt, together with the stated interest on the instrument, is amortized over the life of the instrument through periodic charges to interest expense, using the effective interest method.

Grants receivable

Grants receivable represent amounts due under: (i) two federal contracts with the National

Heart, Lung, and Blood Institute (NHLBI), a division of the National Institutes of Health (NIH), and (ii) two U.S. Department of Treasury grant awards. The Company considers the grants receivable to be fully collectible, and accordingly no allowance for doubtful amounts has been established. If amounts become uncollectible, they are charged to operations.

Inventory

Inventories are stated at the lower of the cost or market (first-in, first out). Inventory at December 31, 2011, consisted of approximately $235,000 in finished goods and approximately $56,900 in raw materials. Inventory at December 31, 2010 consisted of approximately $40,000 of work in process and approximately $28,000 in raw materials.

The Company provides inventory allowances based on excess or obsolete inventories determined based on anticipated use in the final product. There was no obsolete inventory reserve as of December 31, 2011 or 2010.

Deferred financing costs	As of December 31, 2011, deferred financing costs consisted of approximately $140,000 associated with the Merger transaction and approximately $179,000 associated with the private placement offering that was initiated in the fourth quarter of 2011. The deferred financing costs related to the private placement offering are being amortized over the life of the Convertible Notes. The deferred financing costs associated with the Merger transaction will be recorded to equity as an offset to the proceeds received as of the effective Merger date. See Note 5.

Other assets

As of December 31, 2011, other assets consisted of approximately $13,100 in security deposits and $87,300 in net license fees related to a license obtained from Clemson University for bioprinting employing ink-jet technology, and a license obtained from the University of Missouri for 3D bioprinting. See Note 8.

Fixed assets and depreciation	Property and equipment are carried at cost. Expenditures that extend the life of the asset are capitalized and depreciated. Depreciation and amortization are provided using the straight-line method over the estimated useful lives of the related assets or, in the case of leasehold improvements, over the lesser of the useful life of the related asset or the lease term. The estimated useful life of the fixed assets range between three and ten years.

Impairment of long- lived assets	In accordance with authoritative guidance the Company reviews its long-lived assets, including property and equipment and other assets, for impairment whenever events or changes in circumstances indicate that the carrying amounts of the assets may not be fully recoverable. To determine recoverability of its long-lived assets, the Company evaluates whether future undiscounted net cash flows will be less than the carrying amount of the assets and adjusts the carrying amount of its assets to fair value. Management has determined that no impairment of long-lived assets occurred in the period from inception through December 31, 2011.

Fair value measurement	Financial assets and liabilities are measured at fair value, which is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Valuation techniques used to measure fair value must maximize the use of observable inputs and minimize the use of unobservable inputs. The following is a fair value hierarchy based on three levels of inputs, of which the first two are considered observable and the last unobservable, that may be used to measure fair value:

☐       Level 1 — Quoted prices in active markets for identical assets or liabilities.

☐       Level 2 — Inputs other than Level 1 that are observable, either directly or indirectly, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

☐       Level 3 — Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

As of December 31, 2011 and 2010, cash and cash equivalents were comprised of cash in checking accounts.

The Company used Level 3 inputs for its valuation methodology for the warrant derivative liabilities. The estimated fair values were determined using a Monte Carlo option pricing model based on various assumptions (see Note 4). The Company’s derivative liabilities are adjusted to reflect estimated fair value at each period end, with any decrease or increase in the estimated fair value being recorded in other income or expense accordingly, as adjustments to fair value of derivative liabilities.

At December 31, 2011, the estimated fair values of the liabilities measured on a recurring basis are as follows:

Fair Value Measurements at December 31, 2011

	Balance at December, 31, 2011	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Warrant derivative liability	$1,266,869	—	—	$1,266,869

The following table presents the activity for liabilities measured at estimated fair value using unobservable inputs for the year ended December 31, 2011:

Fair Value Measurements Using Significant Unobservable Inputs (Level 3)

Warrant Derivative Liability
Beginning balance at December 31, 2010	$—
Issuances	1,260,300
Adjustments to estimated fair value	6,569

Ending balance at December 31, 2011	$1,266,869

Revenue recognition

The Company’s revenues are derived from the sale of bioprinter related products and services, NIH and U.S. Treasury Department Grants, collaboration agreements, and license agreements.

The Company recognizes revenue when the following criteria have been met: (i) persuasive evidence of an arrangement exists; (ii) services have been rendered or product has been delivered; (iii) price to the customer is fixed and determinable; and (iv) collection of the underlying receivable is reasonably assured.

Billings to customers or payments received from customers are included in deferred revenue on the balance sheet until all revenue recognition criteria are met. As of December 31, 2011 and 2010, the Company had approximately $152,500 and $107,000 in in deferred revenue related to its collaborative research programs.

Product Revenue

The Company recognizes product revenue at the time of shipment to the customer, provided all other revenue recognition criteria have been met. The Company recognizes product revenues upon shipment to distributors, provided that (i) the price is substantially fixed or determinable at the time of sale; (ii) the distributor’s obligation to pay the Company is not contingent upon resale of the products; (iii) title and risk of loss passes to the distributor at time of shipment; (iv) the distributor has economic substance apart from that provided by the Company; (v) the Company has no significant obligation to the distributor to bring about resale of the products; and (vi) future returns can be reasonably estimated. For any sales that do not meet all of the above criteria, revenue is deferred until all such criteria have been met.

Research and Development Revenue Under Collaborative Agreements.

The Company’s collaboration revenue consists of license and collaboration agreements that contain multiple elements, including non-refundable upfront fees, payments for reimbursement of third-party research costs, payments for ongoing research, payments associated with achieving specific development milestones and royalties based on specified percentages of net product sales, if any. The Company considers a variety of factors in determining the appropriate method of revenue recognition under these arrangements, such as whether the elements are separable, whether there are determinable fair values and whether there is a unique earnings process associated with each element of a contract.

The Company recognizes revenue from research funding under collaboration agreements when earned on a “proportional performance” basis as research hours are incurred. The Company performs services as specified in each respective agreement on a best-efforts basis, and is reimbursed based on labor hours incurred on each contract. The Company initially defers revenue for any amounts billed or payments received in advance of the services being performed and recognizes revenue pursuant to the related pattern of performance, based on total labor hours incurred relative to total labor hours estimated under the contract.

In December 2010, the Company entered into a 12 month research contract agreement with a third party, whereby the Company was engaged to perform research and development services on a fixed-fee basis for approximately $600,000. Based on proportional performance criteria, the Company recognized approximately $450,000 in revenue related to the contract during 2011, and expects to recognize the remaining $150,000 in revenue during 2012.

In October 2011, the Company entered into a research contract agreement with a third party, whereby the Company will perform research and development services on a fixed-fee basis for $1,365,000. The agreement includes an initial payment to the Company of approximately $239,000, with remaining payments expected to occur over a 21-month period. At December 31, 2011, the Company recorded approximately $239,000 in revenue related to the research contract in recognition of the proportional performance achieved by the Company during the fourth quarter of 2011.

Revenue Arrangements with Multiple Deliverables

The Company occasionally enters into revenue arrangements that contain multiple deliverables. Judgment is required to properly identify the accounting units of the multiple deliverable transactions and to determine the manner in which revenue should be allocated among the accounting units. Moreover, judgment is used in interpreting the commercial terms and determining when all criteria of revenue recognition have been met for each deliverable in order for revenue recognition to occur in the appropriate accounting period. For multiple deliverable agreements, consideration is allocated at the inception of the agreement to all deliverables based on their relative selling price. The relative selling price for each deliverable is determined using VSOE of selling price or third-party evidence of selling price if VSOE does not exist. If neither VSOE nor third-party evidence of selling price exists, the Company uses its best estimate of the selling price for the deliverable.

The Company recognizes revenue for delivered elements only when it determines there are no uncertainties regarding customer acceptance. While changes in the allocation of the arrangement consideration between the units of accounting will not affect the amount of total revenue recognized for a particular sales arrangement, any material changes in these allocations could impact the timing of revenue recognition, which could affect the Company’s results of operations.

The Company expects to periodically receive license fees for non-exclusive research licensing associated with funded research projects. License fees under these arrangements are recognized over the term of the contract or development period as it has been determined that such licenses do not have stand-alone value.

NIH and U.S. Treasury Grant Revenues

During 2010, the U.S. Treasury awarded the Company two one-time grants totaling approximately $397,300 for investments in qualifying therapeutic discovery projects under section 48D of the Internal Revenue Code. The grants cover reimbursement for qualifying expenses incurred by the Company in 2010 and 2009. The proceeds from these grants are classified in “Revenues – Grants” in the 2010 statement of operations.

During 2010 and 2009, the NHLBI, a division of the NIH, awarded the Company two research grants totaling approximately $267,600. Revenues from the NIH grants are based upon internal and subcontractor costs incurred that are specifically covered by the grant, and where applicable, an additional facilities and administrative rate that provides funding for overhead expenses. These revenues are recognized when expenses have been incurred by subcontractors and as the Company incurs internal expenses that are related to the grant. Revenue recognized under these grants for the years ended December 31, 2011 and 2010 was approximately $56,900 and $131,100, respectively.

Stock-based compensation

The Company accounts for stock-based compensation in accordance with Financial Accounting Standards Board’s ASC Topic 718, Compensation – Stock Compensation, which establishes accounting for equity instruments exchanged for employee services. Under such provisions, stock-based compensation cost is measured at the grant date, based on the calculated fair value of the award, and is recognized as an expense, under the straight-line method, over the employee’s requisite service period (generally the vesting period of the equity grant).

The Company accounts for equity instruments, including restricted stock or stock options, issued to non-employees in accordance with authoritative guidance for equity based payments to non-employees. Stock options issued to non-employees are accounted for at their estimated fair value determined using the Black-Scholes option-pricing model. The fair value of options granted to non-employees is re-measured as they vest, and the resulting increase in value, if any, is recognized as expense during the period the related services are rendered. Restricted stock issued to non-employees is accounted for at their estimated fair value as they vest.

Research and development	Research and development expenses, including direct and allocated expenses, consist of independent research and development costs, as well as costs associated with sponsored research and development. Reseach and development costs are expensed as incurred.

Income taxes	Deferred income taxes are recognized for the tax consequences in future years for differences between the tax basis of assets and liabilities and their financial reporting amounts at each year end based on enacted tax laws and statutory tax rates applicable to the periods in which the differences are expected to affect taxable income. Valuation allowances are established when necessary to reduce deferred tax assets to the amount expected to be realized. Income tax expense is the combination of the tax payable for the year and the change during the year in deferred tax assets and liabilities.

Comprehensive income (loss)	Comprehensive income (loss) is defined as the change in equity during a period from transactions and other events and circumstances from non-owner sources. The Company is required to record all components of comprehensive income (loss) in the financial statements in the period in which they are recognized. Net income (loss) and other comprehensive income (loss), including unrealized gains and losses on investments, are reported, net of their related tax effect, to arrive at Comprehensive income (loss). For the years ended December 31, 2011 and 2010, and for the period April 19, 2007 (inception) through December 31, 2011, the comprehensive loss was equal to the net loss.

New accounting standards	In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-04, “Fair Value Measurement” to amend the accounting and disclosure requirements on fair value measurements. This ASU limits the highest-and-best-use measure to nonfinancial assets, permits certain financial assets and liabilities with offsetting positions in market or counterparty credit risks to be measured at a net basis, and provides guidance on the applicability of premiums and discounts. Additionally, this update expands the disclosure on Level 3 inputs by requiring quantitative disclosure of the unobservable inputs and assumptions, as well as description of the valuation processes and the sensitivity of the fair value to changes in unobservable inputs. ASU No. 2011-04 is to be applied prospectively and is effective during interim and annual periods beginning after December 15, 2011. The Company does not expect the adoption of this update to have a material effect on its financial statements.

In June 2011, FASB issued ASU No. 2011-05, “Presentation of Comprehensive Income.” This ASU presents an entity with the option to present the total of comprehensive income, the components of net income, and the component of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In both choices, an entity is required to present each component of other comprehensive income along with a total for other comprehensive income, and a total amount for comprehensive income. This update eliminates the option to present the components of other comprehensive income as part of the statement of changes in stockholders’ equity/deficit. The amendments in this update do not change the items that must be reported in other comprehensive income or when an item of other Comprehensive income must be reclassified to net income. ASU No. 2011-05 should be applied retrospectively and is effective for fiscal years, and interim periods within those years, beginning after December 15, 2011. As ASU No. 2011-05 relates only to the presentation of Comprehensive income, the Company does not expect the adoption of this update to have a material effect on its financial statements.